Provision for Contingencies - Additional Information (Detail) - BRL (R$)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	R$ 29,291,555,000	R$ 26,235,175,000
INSS (joint liability, fees, and severance pay)
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome		573,619	R$ 1,073,453	R$ 1,029,470
Federal Taxes
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome		10,483,828	10,545,370	9,965,543
State VAT (ICMS)
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome		11,730,162	10,982,916	10,144,485
Tax on services (ISS)
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome		R$ 3,387,630	R$ 3,356,305	R$ 2,908,031